INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of analysis of Inventories

	2024	2023

Trade goods	6,115,432	5,856,182
Less: Provision for impairment	(113,972)	(131,582)

	6,001,460	5,724,600

Schedule of movements in provision for impairment of trade goods

	2024	2023

1 January	131,582	81,292
Net charge for the period	(17,610)	50,290

31 December	113,972	131,582